Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 15. Subsequent Events

On October 2, 2023, the Company issued 3,496,616 shares of common stock to GS Capital Partners, LLC for conversion of $50,000 of principal, $3,682 of accrued interest and $900 in other fees on the convertible loan payable.

For the three months ended September 30, 2023, the Company received deposits in the amount of $866,600 for 26,211,000 common shares related to common stock subscriptions that were issued in October and November 2023.

In October and November 2023, the Company sold 15,400,000 shares of common stock for $770,000.

In October and November 2023, the company issued 459,279 and 56,976 shares of common stock per the 2022 Long Term Incentive Plan with conversion prices per share of $0.032 and $0.087, respectively, for third-party services.

On October 1, 2023, the Company entered into a facility lease agreement with an unrelated party for an office and warehouse space located in Bargteheide, Germany. The monthly rental payments due, inclusive of taxes, are $15,356. The lease agreement is for a two-year term expiring September 30, 2025.

Note 16. Subsequent Events

On January 10, 2023, the Company issued 1,584,427 shares of common stock to Tysadco Partners LLC at a per share price of $0.025 pursuant to that certain January 26, 2022 Purchase Agreement wherein the parties established a two-year Equity Line of Credit (ELOC). The purchase price under the ELOC is equal to 85% of the two lowest individual VWAP during the five trading days immediately prior to the Company’s put notice.

On January 18, 2023, the Company issued an aggregate 6,250,000 shares of common stock to Gary Rodney at a per share price of $0.02 in full satisfaction of all accrued but unpaid amounts payable for services as interim chief financial officer pursuant to that certain Consulting Agreement by and between InfoQuest Technology, Inc. and the Company dated June 2, 2021.

On January 18, 2023, the Company issued an aggregate 702,523 shares of common stock to Ralph Hofmeier at a per share price of $0.05 in full satisfaction of all accrued but unpaid amounts payable pursuant to that certain Employment Agreement by and between Ralph Hofmeier and the Company dated August 4, 2022.

On January 18, 2023, the Company issued 1,397,787 shares of common stock to Tysadco Partners LLC at a per share price of $0.026 pursuant to that certain January 26, 2022 Purchase Agreement wherein the parties established a two-year Equity Line of Credit (ELOC). The purchase price under the ELOC is equal to 85% of the two lowest individual VWAP during the five trading days immediately prior to the Company’s put notice.

On January 30, 2023, the Company issued 1,329,345 shares of common stock to Tysadco Partners LLC at a per share price of $0.038 pursuant to that certain January 26, 2022 Purchase Agreement wherein the parties established a two-year Equity Line of Credit (ELOC). The purchase price under the ELOC is equal to 85% of the two lowest individual VWAP during the five trading days immediately prior to the Company’s put notice.

On January 30, 2023, Energy and Water Development Corp. (the “Company”) executed an engagement letter (the “Engagement Letter”) with AOB Accounting and Consultancy Services Company Limited pursuant to which Mr. Amedeo Montonati, age 30, will provide services to the Company as its Chief Financial Officer. Prior to taking this position with the Company, Mr. Montonati was a Senior Administrative Consultant at Hawksford Group in Hong Kong from 2018 to 2021 and since then has served as an associate director at AOGB Professional Services Group and as Interim CFO at Brera Holdings PLC. Mr. Montonati holds an MBA from University of South Australia, Hong Kong. The Engagement Letter has an initial term of six months that can be extended by mutual agreement of the parties. The Engagement Letter sets forth the material terms and conditions of his engagement, including compensation. Additionally, the Engagement Letter includes certain restrictive covenants that generally prohibit him from disclosing information that is confidential to the Company.

On February 14, 2023, the Company issued 999,429 shares of common stock to Tysadco Partners LLC at a per share price of $0.0824 pursuant to that certain January 26, 2022 Purchase Agreement wherein the parties established a two-year Equity Line of Credit (ELOC). The purchase price under the ELOC is equal to 85% of the two lowest individual VWAP during the five trading days immediately prior to the Company’s put notice.

On February 14, 2023, the Company issued 250,000 shares of common stock to investors at a purchase price of $0.10 per share for a total value of $25,000.

On February 17, 2023, the Company issued 125,000 shares of common stock to investors at a purchase price of $0.10 per share for a total value of $12,500.